OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other non-current assets:
Operating lease right-of-use-assets	$ 2,993	$ 3,443
Investment	1,580	1,580
Receivable from charterers	1,248	0
Others	16	16
Other non-current assets	7,977	12,715
Armada Technologies Limited
Other non-current assets:
Investment	1,600	1,600
Interest Rate Swap
Other non-current assets:
Market-to-market asset on interest rate swaps	$ 2,140	$ 7,676